Biological assets - Changes in Biological Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in biological assets [abstract]
Biological assets	$ 130,436	$ 105,387
Increase due to purchases	580	1,080
Initial recognition and changes in fair value of biological assets	122,729	68,589
Decrease due to harvest / disposals	(336,245)	(293,894)
Costs incurred during the year	263,371	257,062
Exchange differences	(15,178)	(7,788)
Biological assets	165,693	130,436
Initial recognition and changes in fair value of biological assets, price changes	966	2,414
Initial recognition and changes in fair value of biological assets, physical changes	12,634	1,843
Dairy and cattle
Changes in biological assets [abstract]
Initial recognition and changes in fair value of biological assets	13,600	4,257
Sugarcane
Changes in biological assets [abstract]
Biological assets	55,354	47,475
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	49,609	13,110
Decrease due to harvest / disposals	(101,967)	(103,551)
Costs incurred during the year	81,193	100,775
Exchange differences	(12,683)	(2,455)
Biological assets	71,506	55,354
Crops | Farming
Changes in biological assets [abstract]
Biological assets	38,404	27,347
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	40,843	29,741
Decrease due to harvest / disposals	(137,204)	(108,732)
Costs incurred during the year	106,889	93,715
Exchange differences	(1,443)	(3,667)
Biological assets	47,489	38,404
Rice | Farming
Changes in biological assets [abstract]
Biological assets	21,484	17,173
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	18,677	12,215
Decrease due to harvest / disposals	(51,673)	(39,331)
Costs incurred during the year	41,243	32,802
Exchange differences	(669)	(1,375)
Biological assets	29,062	21,484
Dairy | Farming
Changes in biological assets [abstract]
Biological assets	11,521	10,298
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	12,344	13,510
Decrease due to harvest / disposals	(42,641)	(38,828)
Costs incurred during the year	32,043	26,735
Exchange differences	(334)	(194)
Biological assets	12,933	11,521
All other segments | Farming
Changes in biological assets [abstract]
Biological assets	3,673	3,094
Increase due to purchases	580	1,080
Initial recognition and changes in fair value of biological assets	1,256	13
Decrease due to harvest / disposals	(2,760)	(3,452)
Costs incurred during the year	2,003	3,035
Exchange differences	(49)	(97)
Biological assets	$ 4,703	$ 3,673